Label	Element	Value
Sphere 500 Fossil Free Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Sphere 500 Fossil Free Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Sphere 500 Fossil Free Fund (the “Fund”),
a series of Manager Directed Portfolios (the “Trust”)

Supplement dated June 17, 2022
to the Prospectus dated December 9, 2021, as previously supplemented
Based on the Fund’s assets and estimates for the current fiscal year, the Fund is restating its “Other Expenses” which consists of shareholder service fees and expenses paid by the Fund under a shareholder servicing plan adopted by the Board of Trustees of the Trust. Accordingly, effective immediately, the “Annual Fund Operating Expenses” and “Example” tables (including the related footnote) in the “Fees and Expenses of the Fund” section of the Summary Section in the Prospectus are hereby deleted and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” have been restated to reflect current fees and are estimated for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Supplement Closing Text Block	ck0001359057_SupplementClosingTextBlock	The date of this supplement is June 17, 2022. Please retain this supplement for future reference.
Sphere 500 Fossil Free Fund | Sphere 500 Fossil Free Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.07%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 8
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 26

[1]	“Other Expenses” have been restated to reflect current fees and are estimated for the Fund’s current fiscal year.